Ivy Variable Insurance Portfolios

Supplement dated July 14, 2017 to the

Ivy Variable Insurance Portfolios Statement of Additional Information

dated April 28, 2017

The following is inserted immediately preceding the “Portfolio Managers — Portfolio Managers employed by IICO — Conflicts of Interest” section on page 81 and replaces the current information for Rick Perry on page 79.

The following table provides information relating to Mr. Perry as of June 30, 2017:

Rick Perry—Ivy VIP Balanced*

                    Ivy VIP Bond

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed**	4	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)**	$1,938.9	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*	Mr. Perry assumed co-investment management responsibilities for Ivy VIP Balanced effective July 2017.
**	This data does not include Ivy VIP Balanced, since Mr. Perry was not the portfolio manager of Ivy VIP Balanced on June 30, 2017.

The following is inserted immediately following the “Portfolio Managers — Portfolio Managers employed by IICO — Ownership of Securities” tables on page 84 and replaces the current information for Rick Perry on page 83.

As of June 30, 2017, the dollar range of shares beneficially owned by Mr. Perry was:

	Portfolio Managed in Ivy Variable Insurance Portfolios	Dollar Range of Shares Owned* in Portfolio Managed	Dollar Range of Shares Owned in Similarly Managed Funds within the Fund Complex	Dollar Range of Shares Owned in Funds in the Fund Complex
Rick Perry**	Ivy VIP Balanced	$0	$50,001 to $100,000	$50,001 to $100,000
	Ivy VIP Bond	$0	$0

*	The Portfolios’ shares are available for purchase only by Participating Insurance Companies and are indirectly owned by investors in the Policies for which the Portfolios serve as underlying investment vehicles.
**	Mr. Perry assumed co-investment management responsibilities for Ivy VIP Balanced effective July 2017.

The following is inserted immediately preceding the “Portfolio Managers – Portfolio Managers employed by Advantus Capital” section on page 86.

As of June 30, 2017, the dollar range of shares of the Portfolios deemed owned by Mr. Perry was:

Manager	Portfolio Managed in Ivy Variable Insurance Portfolios	Dollar Range of Shares Deemed Owned* in Portfolio or Similarly Managed Style[1]	Dollar Range of Shares Deemed Owned in Fund Complex
Rick Perry[2]	Ivy VIP Balanced	$0	$50,001 to $100,000
	Ivy VIP Bond	$50,001 to $100,000

*	The Portfolios’ shares are available for purchase only by Participating Insurance Companies and are indirectly owned by investors in the Policies for which the Portfolios serve as underlying investment vehicles.
[1]	Shares deemed owned in Portfolio or similarly managed style within the Fund Complex which is managed by the Manager.
[2]	Mr. Perry assumed co-investment management responsibilities for Ivy VIP Balanced effective July 2017.

Supplement	Statement of Additional Information	1